Intangible Assets (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended
	Jul. 01, 2010	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009	Mar. 29, 2012 NCM, LLC. [Member]	Mar. 31, 2011 NCM, LLC. [Member]	Mar. 29, 2012 Founding Member Payment Election [Member]
Common membership units issued	6,510,209				651,612
Increase/decrease in intangible assets, net					$ 9.9	$ (5.5)	$ 0.2
Common membership units retained					16,727
Common membership units returned						322,751
Amortization		$ 10.0	$ 6.4	$ 2.9